SHARE-BASED COMPENSATION AND WARRANTS (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Warrants outstanding, beginning balance			400,000	400,000	400,000	200,000
Weighted average exercise price, beginning balance			$ 4.00	$ 4.00	$ 4.00	$ 3.00
Warrants issued						200,000
Weighted average exercise price, issued						$ 5.00
Warrants exercised
Weighted average exercise price, exercised
Warrants expired
Weighted average exercise price, expired
Warrants outstanding, ending balance					400,000	400,000
Weighted average exercise price, ending balance					$ 4.00	$ 4.00
Warrants exercisable	400,000	400,000	400,000	400,000	400,000	400,000
Weighted average exercise price, Warrants exercisable					$ 4.00	$ 4.00